Document and Entity Information	0 Months Ended
Aug. 27, 2014
Risk/Return:
Document Type	497
Document Period End Date	Aug. 27, 2014
Entity Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	Aug. 27, 2014
Document Effective Date	Aug. 27, 2014
Prospectus Date	Mar. 01, 2014
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class A
Risk/Return:
Trading Symbol	HNCAX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class B
Risk/Return:
Trading Symbol	HNCBX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class C
Risk/Return:
Trading Symbol	HNCCX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class Y
Risk/Return:
Trading Symbol	HNCYX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class I
Risk/Return:
Trading Symbol	HNCJX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R3
Risk/Return:
Trading Symbol	HNCRX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R4
Risk/Return:
Trading Symbol	HNCSX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R5
Risk/Return:
Trading Symbol	HNCTX